Intangible Assets and Goodwill - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Terminal value Growth Rate
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Terminal growth value (as a percent)	3.00%
Possible change in terminal growth rate 1 (as a percent)	2.75%
Possible change in fair value due to change in terminal value 1	$ 1,300
Possible change in terminal growth rate 2 (as a percent)	2.50%
Possible change in fair value due to change in terminal value 2	$ 3,200
Discount rate, measurement input [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate (as a percent)	14.50%
Possible change in discount rate 1 (as a percent)	15.00%
Possible change in fair value due to change in discount rate 1	$ 4,800
Possible change in discount rate 2 (as a percent)	15.50%
Possible change in fair value due to change in discount rate 2	$ 9,200
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations	29,240	$ 7,900
Transfers	0	0
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations	75,846	17,771
Transfers	0	0
Cost | Development Costs
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations	8,550	0
Transfers	33,056	51,932
Amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment charge	(941)	(6,436)
Amortization and impairment | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment charge	0	0
Amortization and impairment | Development Costs
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment charge	$ (941)	$ (6,436)